Derivative Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Derivative Liabilities Details
Beginning Balance	$ 23,550	$ 529,583	$ 0
ASC 815-15 additions Asher Enterprise notes	206,695	190,298	190,298
ASC 815-15 additions Magna Group LLC notes	190,099
ASC 815-15 additions Other convertible notes	3,290,500	377,248	377,248
ASC 815-15 deletions Asher Enterprise notes	(223,892)	(216,025)
ASC 815-15 deletions Magna Group LLC notes	(202,465)
ASC 815-15 deletions Other convertible notes	(1,692,317)	(605,101)
ASC 815-15 deletions Asher Enterprise warrants	(24,614)
Change in fair value	(1,567,556)	(273,596)	(59,798)
ASC 815-15 addition (Warrants)		21,143
Ending Balance	$ 0	$ 23,550	$ 529,583